SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2021
Computers and electronic equipment [Member]
Property Plant And Equipment Line Items
Percentage of estimated useful life	33.00%
Capitalization of website development costs [Member]
Property Plant And Equipment Line Items
Percentage of estimated useful life	20.00%
Office furniture and equipment [Member]
Property Plant And Equipment Line Items
Percentage of estimated useful life	7.00%